Investment Objectives and Goals	Oct. 31, 2025
FRANKLIN CONVERTIBLE SECURITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Convertible Securities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize total return, consistent with reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions.
FRANKLIN EQUITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Equity Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize total return by emphasizing high current income and long-term capital appreciation, consistent with reasonable risk.
Franklin Managed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Managed Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize income to support monthly distributions, while maintaining the prospects for capital appreciation.
FRANKLIN FLOATING RATE DAILY ACCESS FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Floating Rate Daily Access Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High level of current income. A secondary goal is preservation of capital.
FRANKLIN LOW DURATION TOTAL RETURN FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Low Duration Total Return Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	A high level of current income as is consistent with prudent investing, while seeking preservation of capital.
FRANKLIN TOTAL RETURN FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Total Return Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High current income, consistent with preservation of capital. As a secondary goal, capital appreciation over the long term.
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High level of current income, consistent with preservation of capital.
Franklin Long Duration Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Long Duration Credit Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s investment goal is to seek to maximize risk-adjusted returns through a combination of income and capital appreciation.